SUBSEQUENT EVENTS (Details Narrative) $ in Thousands					12 Months Ended
	Jan. 30, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Jan. 16, 2017 USD ($)	Jan. 19, 2016 shares	Jun. 30, 2015 CAD / shares shares	Jan. 27, 2017 CAD / shares shares	Jan. 18, 2017 USD ($)	Dec. 31, 2016 CAD / shares	Jun. 30, 2016 CAD / shares	Jun. 30, 2014 CAD / shares
Warrant exercise price (in dollars per share) | CAD / shares					CAD 0.73			CAD 0.79	CAD 0.75	CAD 0.25
Common Stock [Member]
Number of shares included in per unit					19,245,813
Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares included in per unit				1
Subsequent Event [Member] | Non-Brokered Private Placement [Member]
Maximum number of units issued		2,857,143
Subsequent Event [Member] | Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares included in per unit		1
Subsequent Event [Member] | Non-Brokered Private Placement [Member] | Warrant [Member]
Number of shares included in per unit		1
Number of shares called by each warrant						1
Warrant term		36 months
Warrant exercise price (in dollars per share) | CAD / shares						CAD 0.85
Subsequent Event [Member] | Non-Brokered Private Placement [Member] | Canada [Member]
Maximum gross proceeds from private placement | $		$ 2,000
Unit price (in dollars per unit) | CAD / shares						CAD 0.70
Revised maximum gross proceeds from private placement | $	$ 2,500
Subsequent Event [Member] | Non-Revolving Credit Facility Agreement [Member] | Mr.Mark A. Smith [Member] | 10% Non-Revolving Credit Facility Due January 16, 2018 [Member]
Credit facility maximum borrowing capacity | $			$ 2,000
Establishment fee			2.50%
Description of collateral			Secured by all of the Company’s assets pursuant to a general security agreement between the Company and Mr. Smith dated June 17, 2015.
Credit facility drawdown | $							$ 175